REVENUES - Revenue by geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues	$ 7,683	$ 6,803	$ 6,375
United Kingdom
Disclosure of operating segments [line items]
Revenues	864	709	1,085
United States
Disclosure of operating segments [line items]
Revenues	1,734	820	0
Australia
Disclosure of operating segments [line items]
Revenues	3,848	4,228	4,414
Brazil
Disclosure of operating segments [line items]
Revenues	934	871	639
Other
Disclosure of operating segments [line items]
Revenues	$ 303	$ 175	$ 237